Summary of Significant Accounting Policies - Schedule of Revenue, Initial Application Period Cumulative Effect Transition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				¥ 4,218,946
Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	¥ 1,908,851	$ 292,544	¥ 3,310,875	2,919,234
Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	672,981	103,139	1,200,373	922,797
Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606	¥ 481,886	$ 73,852	¥ 344,840	376,915
Amounts without adoption of ASC Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				3,707,869
Amounts without adoption of ASC Topic 606 [Member] | Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				2,141,565
Amounts without adoption of ASC Topic 606 [Member] | Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				773,116
Amounts without adoption of ASC Topic 606 [Member] | Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				793,188
Effect of change [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				511,077
Effect of change [Member] | Loan facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				777,669
Effect of change [Member] | Post-facilitation service fees [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				149,681
Effect of change [Member] | Other Revenue [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Impact on adoption of ASC 606				¥ (416,273)